Document and Entity Information	Oct. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2021
Entity Registrant Name	SYNNEX CORPORATION
Entity Central Index Key	0001177394
Entity Emerging Growth Company	false
Entity File Number	001-31892
Current Fiscal Year End Date	--11-30
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-2703333
Entity Address, Address Line One	44201 Nobel Drive
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	656-3333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SNX
Security Exchange Name	NYSE